UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 04528)
Exact name of registrant as specified in charter: Putnam Ohio Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2008
Date of reporting period: August 31, 2007

Item 1. Schedule of Investments:

Putnam Ohio Tax Exempt Income Fund
The fund's portfolio
8/31/07 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (99.1%)(a)
		Principal
	Rating(RAT)	amount	Value

Ohio (94.2%)
Akron, Wtr. Wks. Rev. Bonds, MBIA
6s, 12/1/12	Aaa	$875,000	$944,186
5 1/4s, 12/1/17	Aaa	1,285,000	1,362,036
Anthony Wayne Local School Dist. G.O. Bonds (School
Fac. Construction & Impt.), FSA, 5 1/2s, 12/1/19	Aaa	1,565,000	1,658,102
Butler Cnty., G.O. Bonds, MBIA, 5 1/4s, 12/1/20
(Prerefunded)	Aaa	1,000,000	1,080,960
Butler Cnty., Trans. Impt. Dist. Rev. Bonds (Hwy.),
XLCA, 4 3/4s, 12/1/25	Aaa	1,000,000	999,930
Canal Winchester, Local School Dist. G.O. Bonds, MBIA,
zero %, 12/1/33	Aaa	1,180,000	318,010
Cleveland, G.O. Bonds, Ser. A, FGIC, 4 3/4s, 11/15/26	Aaa	1,790,000	1,799,559
Cleveland, Muni. School Dist. G.O. Bonds, FSA, 5s,
12/1/27	Aaa	1,375,000	1,409,664
Cleveland, Parking Fac. Rev. Bonds, FSA, 5 1/4s,
9/15/22	Aaa	2,400,000	2,611,488
Cleveland, State U. Rev. Bonds, FGIC, 5s, 6/1/29 (SEG)	Aaa	3,000,000	3,054,720
Cleveland, Urban Renewal Increment Rev. Bonds (Rock &
Roll Hall of Fame), 6 3/4s, 3/15/18	BBB-/P	1,150,000	1,158,418
Cuyahoga Cnty., G.O. Bonds, 5s, 12/1/18 (Prerefunded)	Aa1	1,500,000	1,558,455
Cuyahoga Cnty., Rev. Bonds, Ser. A, 6s, 1/1/32	Aa3	1,500,000	1,587,255
Cuyahoga Cnty., Hosp. VRDN (U. Hosp.), 3.9s, 1/1/16	VMIG1	1,900,000	1,900,000
Cuyahoga Falls, G.O. Bonds, MBIA, 5s, 12/1/24	Aaa	1,645,000	1,686,470
Delaware Cnty., Cap. Fac. G.O. Bonds, 6 1/4s, 12/1/16
(Prerefunded)	Aa1	1,000,000	1,087,250
Dublin, G.O. Bonds, Ser. B, 6.4s, 12/1/14	Aaa	1,300,000	1,445,678
Elyria, OH City School Dist. G.O. Bonds (Classroom
Fac. & School Impt.), XLCA, 5s, 12/1/35	Aaa	1,000,000	1,014,560
Erie Cnty., OH Hosp. Fac. Rev. Bonds (Firelands Regl.
Med. Ctr.), 5 5/8s, 8/15/32	A	1,000,000	1,023,000
Field, Local School Dist. G.O. Bonds (School Fac.
Construction & Impt.), AMBAC, 5s, 12/1/22	Aaa	1,170,000	1,210,108
Franklin Cnty., G.O. Bonds, 5 3/8s, 12/1/20	Aaa	2,170,000	2,249,574
Franklin Cnty., Rev. Bonds (OCLC Online Computer
Library Ctr.), 5s, 4/15/13	A	2,610,000	2,710,668
Franklin Cnty., Dev. Rev. Bonds (American Chemical
Society), 5.8s, 10/1/14	A	2,000,000	2,084,800
Franklin Cnty., Econ. Dev. Rev. Bonds (Capitol South
Cmnty. Urban), 5 3/4s, 6/1/11	BBB-/P	1,000,000	1,016,680
Franklin Cnty., Hlth. Care Fac. Rev. Bonds (OH
Presbyterian Svcs.), 7 1/8s, 7/1/29 (Prerefunded)	BBB	2,000,000	2,253,960
Greater Cleveland Regl. Trans. Auth. G.O. Bonds (Cap.
Impt.), MBIA, 5s, 12/1/24	Aaa	1,350,000	1,390,379
Greene Cnty., Swr. Syst. Rev. Bonds (Governmental
Enterprise), AMBAC, 5 5/8s, 12/1/13 (Prerefunded)	Aaa	1,380,000	1,474,295
Hamilton Cnty., Econ. Dev. Rev. Bonds (King Highland
Cmnty. Urban), Ser. A, MBIA, 5s, 6/1/22	Aaa	1,745,000	1,808,623
Hamilton Cnty., Swr. Syst. Rev. Rev. Bonds (Metro.
Swr. Dist.), Ser. A, MBIA, 5s, 12/1/26	Aaa	1,255,000	1,295,210
Hamilton, City School Dist. G.O. Bonds, Ser. A,
5 1/2s, 12/1/24 (Prerefunded)	AA	2,000,000	2,097,620
Hillard, School Dist. G.O. Bonds (School Impts.),
FGIC, 5 3/4s, 12/1/24 (Prerefunded)	Aaa	3,000,000	3,216,360
Huran Cnty., Human Svcs. Rev. Bonds, MBIA, 6.55s,
12/1/20	Aaa	1,800,000	2,132,334
Kings, Local School Dist. G.O. Bonds (School Impt.),
MBIA, 5s, 12/1/27	AAA	750,000	771,743
Lake Ohio, School Dist. G.O. Bonds, FGIC, 5 3/4s,
12/1/21 (Prerefunded)	Aaa	1,000,000	1,063,230
Lakewood, City School Dist. G.O. Bonds
FGIC, zero %, 12/1/17	Aaa	1,190,000	765,158
FSA, zero %, 12/1/16	Aaa	1,250,000	846,025
Lakota, School Dist. Rev. Bonds, AMBAC, 7s, 12/1/10	Aaa	1,000,000	1,098,180
Lorain Cnty., Elderly Hsg. Corp. Multi-Fam. Rev. Bonds
(Harr Plaza & Intl.), Ser. A, 6 3/8s, 7/15/19	BBB	1,235,000	1,245,559
Lorain Cnty., Hosp. Rev. Bonds (Catholic Hlth. Care

Refurbish & Impt.), Ser. A, 5 1/4s, 10/1/33	Aa3	750,000	756,953
Madeira, City School Dist. G.O. Bonds (School Impt.),
MBIA, 5s, 12/1/26 (Prerefunded)	Aaa	1,620,000	1,738,746
Miami Cnty., Hosp. Fac. Rev. Bonds (Upper Valley Med.
Ctr.), 5 1/4s, 5/15/17	A-	1,250,000	1,288,613
Midview, School Dist. COP (School Bldg. Fac.), 5 1/4s,
11/1/17	A	2,535,000	2,655,920
Montgomery Cnty., Rev. Bonds (Catholic Hlth.
Initiatives), Ser. A, 5s, 5/1/32	Aa2	1,000,000	1,001,060
Montgomery Cnty., Hosp. Rev. Bonds
(Kettering Med. Ctr.), 6 3/4s, 4/1/22 (Prerefunded)	A2	1,500,000	1,624,485
(Grandview Hosp. & Med Ctr.), 5.6s, 12/1/11
(Prerefunded)	A	580,000	603,560
North East Regl. Swr. Dist. Waste Wtr. Rev. Bonds,
MBIA, 4 3/4s, 11/15/25	Aaa	1,340,000	1,355,490
Northwestern, School Dist. Rev. Bonds (Wayne & Ashland
Cntys. School Impt.), FGIC, 7.2s, 12/1/10	Aaa	835,000	883,772
OH Hsg. Fin. Agcy. Rev. Bonds
Ser. B, GNMA Coll., 5s, 3/1/34	Aaa	1,210,000	1,223,516
(Res. Dev.), Ser. A, GNMA Coll., 4.6s, 9/1/28	Aaa	285,000	283,410
(Res. Mtge.), Ser. E, GNMA Coll., FNMA Coll., FHLMC
Coll., 4 1/4s, 3/1/15	Aaa	480,000	473,640
(Res. Mtge.), Ser. C, GNMA Coll., FNMA Coll., 4.1s,
3/1/15	Aaa	450,000	444,290
OH Hsg. Fin. Agcy. Single Fam. Mtge. Rev. Bonds
Ser. G, GNMA Coll., 7.14s, 3/2/23	Aaa	100,000	99,906
Ser. 85-A, FGIC, FHA Insd., zero %, 1/15/15	Aaa	15,000	7,309
OH State G.O. Bonds (Higher Ed.), Ser. A, 5s, 2/1/23	Aa1	2,000,000	2,067,400
OH State Rev. Bonds (Revitalization), Ser. A, AMBAC,
5s, 4/1/19	Aaa	1,750,000	1,842,138
OH State Env. Impt. Rev. Bonds (USX Corp.), 5 5/8s,
5/1/29	Baa1	750,000	774,525
OH State Higher Edl. Fac. Mandatory Put Bonds (Kenyon
College), 5.05s, 7/1/16	A+	2,000,000	2,097,060
OH State Higher Edl. Fac. Rev. Bonds
(Case Western Reserve U.), 6 1/4s, 10/1/18	AA-	2,000,000	2,342,560
(Case Western Reserve U.), 6s, 10/1/14	AA-	1,000,000	1,119,490
(Oberlin College), 5 1/8s, 10/1/24	Aa2	1,500,000	1,555,725
OH State Higher Edl. Fac. Commn. Rev. Bonds
(John Carroll U.), 5 1/2s, 11/15/18	A2	335,000	356,822
(John Carroll U.), 5 1/2s, 11/15/17	A2	420,000	449,719
(Denison U.), 5 1/8s, 11/1/21 (Prerefunded)	AA	2,270,000	2,411,126
(Oberlin College), 5s, 10/1/33	Aa2	1,000,000	1,014,070
(Northern U.), 4 3/4s, 5/1/19	A2	2,500,000	2,511,600
(John Carroll U.), 3s, 11/15/07	A2	500,000	498,620
OH State Poll. Control Rev. Bonds (Standard Oil Co.),
6 3/4s, 12/1/15	Aa1	3,350,000	3,916,586
OH State Solid Waste Mandatory Put Bonds, 4.85s,
11/1/07	BBB	1,500,000	1,501,065
OH State U. Rev. Bonds
Ser. B, 5 1/4s, 6/1/17	Aa2	2,470,000	2,628,080
Ser. A, 5 1/8s, 12/1/31	Aa2	1,000,000	1,026,000
OH State Wtr. Dev. Auth. Poll. Control Rev. Bonds
(Wtr. Quality), Ser. B, zero %, 12/1/14	Aaa	3,500,000	2,601,620
OH State Wtr. Dev. Auth. Solid Waste Disp. Rev. Bonds
(Bay Shore Power Co.), Ser. A, 5 7/8s, 9/1/20	BB+/P	1,000,000	1,005,280
OH U. Gen. Recipients Athens Rev. Bonds, MBIA, 5s,
12/1/25	Aaa	2,265,000	2,326,064
Olentangy, Local School Dist. G.O. Bonds, FSA, 5s,
12/1/19	Aaa	1,750,000	1,843,555
Powell, G.O. Bonds, FGIC, 5 1/2s, 12/1/25	Aaa	1,500,000	1,595,100
Rickenbacker, Port Auth. Rev. Bonds (OASBO Expanded
Asset Pooled), Ser. A, 5 3/8s, 1/1/32	A2	2,165,000	2,244,196
River Valley, Local School Dist. G.O. Bonds (School
Fac. Construction & Impt.), FSA, 5 1/4s, 11/1/23	Aaa	300,000	325,977
Sandusky Cnty., Hosp. Fac. Rev. Bonds (Memorial Hosp.)
5.15s, 1/1/10	BBB-	830,000	828,182
5.15s, 1/1/08	BBB-	500,000	500,245
South Western City, School Dist. G.O. Bonds (Franklin
& Pickway Cnty.), FSA, 4 3/4s, 12/1/23	Aaa	2,000,000	2,016,240
Summit Cnty., G.O. Bonds, Ser. R, FGIC, 5 1/2s, 12/1/18	Aaa	500,000	558,200
Tallmadge, City School Dist. G.O. Bonds (School Fac.),
FSA, 5s, 12/1/26	AAA	1,410,000	1,449,974
Toledo, G.O. Bonds (Macys), Ser. A, MBIA, 6.35s,
12/1/25	Aaa	1,500,000	1,538,115
Toledo, Swr. Syst. Mtge. Rev. Bonds, AMBAC, 6.2s,
11/15/12	Aaa	2,925,000	3,255,818
Toledo, Wtr. Wks. Mtge. Rev. Bonds, AMBAC, 6.2s,
11/15/12	Aaa	1,175,000	1,307,893
Toledo-Lucas Cnty., Port Auth. Rev. Bonds (CSX Transn,
Inc.), 6.45s, 12/15/21	Baa3	1,900,000	2,092,603
Twin Valley, Cmnty. Local School Dist. Rev. Bonds,
FGIC, 7.05s, 12/1/11	Aaa	1,000,000	1,080,270
U. of Cincinnati COP (Jefferson Ave. Residence Hall),
MBIA, 5 1/8s, 6/1/28	Aaa	1,000,000	1,015,860
U. of Cincinnati Rev. Bonds, Ser. D, AMBAC
5s, 6/1/24	Aaa	2,000,000	2,056,260
5s, 6/1/23	Aaa	1,275,000	1,311,618
Westerville, City School Dist. Rev. Bonds (School
Impt.)
6 1/4s, 12/1/09	Aa3	1,610,000	1,694,139

6 1/4s, 12/1/08	Aa3	1,590,000	1,638,940
Woodridge, School Dist. Rev. Bonds, AMBAC, 6.8s,
12/1/14	Aaa	3,000,000	3,329,370
Zanesville, Hsg. Dev. Corp. Mtge. Rev. Bonds, FHA Insd.
7 3/8s, 10/1/21 (Prerefunded)	AAA/P	220,000	273,607
7 3/8s, 10/1/20 (Prerefunded)	AAA/P	205,000	254,952
7 3/8s, 10/1/19 (Prerefunded)	AAA/P	185,000	230,079
7 3/8s, 10/1/18 (Prerefunded)	AAA/P	180,000	223,861
7 3/8s, 10/1/17 (Prerefunded)	AAA/P	160,000	198,987
7 3/8s, 10/1/16 (Prerefunded)	AAA/P	155,000	192,769
			139,973,277

Puerto Rico (4.3%)
Children's Trust Fund Tobacco Settlement Rev. Bonds,
5 3/8s, 5/15/33	BBB	585,000	565,584
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. G, 5s, 7/1/33	BBB+	100,000	99,993
Ser. G, 5s, 7/1/33 (Prerefunded)	Aaa	195,000	207,843
Ser. K, 5s, 7/1/13	BBB+	500,000	523,335
Cmnwlth. of PR, Muni. Fin. Agcy. G.O. Bonds, Ser. A,
FSA, 5 7/8s, 8/1/14 (Prerefunded)	Aaa	2,000,000	2,102,820
PR Hsg. Fin. Corp. Rev. Bonds, Ser. B, GNMA Coll, FNMA
Coll, FHLMC Coll., 4.45s, 6/1/27	Aaa	815,000	814,984
PR Indl. Tourist Edl. Med. & Env. Control Fac. Rev.
Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	1,000,000	1,060,820
PR Muni. Fin. Agcy. G.O. Bonds, Ser. C, 5s, 8/1/10	Baa3	560,000	575,350
PR Sales Tax Fin. Corp. Rev. Bonds, Ser. A, FGIC, zero
%, 8/1/41	Aaa	3,000,000	529,770
			6,480,499

Virgin Islands (0.6%)
Tobacco Settlement Fin. Corp. Rev. Bonds, 5s, 5/15/21
(Virgin Islands)	Baa3	865,000	856,488

TOTAL INVESTMENTS

Total investments (cost $142,138,649) (b)			$147,310,264

FUTURES CONTRACTS OUTSTANDING at 8/31/07 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

U.S. Treasury Note 10 yr (Long)	13	$1,417,609	Dec-07	$7,718

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 8/31/07 (Unaudited)

		Payments	Payments
Swap counterparty /	Termination	made by	received by	Unrealized
Notional amount	date	fund per annum	fund per annum	depreciation

Goldman Sachs International
$1,600,000 (E)	2/28/18	3.846%	USD-SIFMA Municipal Swap
			Index	$(5,698)

(E) See Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/07 (Unaudited)
		Fixed payments	Total return
Swap counterparty /	Termination	received (paid) by	received by	Unrealized
Notional amount	date	fund per annum	or paid by fund	appreciation

Goldman Sachs International
$900,000 (F)	2/28/08	-	Municipal Market	$169
			Data AAA
			municipal 10
			Year rate

Lehman Brothers Special Financing, Inc.
900,000	2/29/08	-	4.27% minus	104
			Lehman Brothers
			Municipal Swap
			Index

Total				$273

(F) Security is valued at fair value following procedures approved by the Trustees.

NOTES

(a) Percentages indicated are based on net assets of $148,652,504.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at August 31, 2007 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at August 31, 2007. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $142,138,649, resulting in gross unrealized appreciation and depreciation of $5,792,444 and $620,829, respectively, or net unrealized appreciation of $5,171,615.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at August 31, 2007.

At August 31, 2007, liquid assets totaling $2,189,543 have been designated as collateral for open swap contracts and futures contracts.

The rates shown on VRDN and Mandatory Put Bonds are the current interest rates at August 31, 2007.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The fund had the following sector concentrations greater than 10% at August 31, 2007 (as a percentage of net assets):

Local government	36.9%
Education	20.5

The fund had the following insurance concentrations greater than 10% at August 31, 2007 (as a percentage of net assets):

MBIA	14.0%
AMBAC	11.4

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: During the period, Putnam Fiduciary Trust Company, the fund's transfer agent, began utilizing shareholder systems and systems support provided by DST Systems, Inc. and certain of its affiliates.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Ohio Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: October 30, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 30, 2007